Right-of-use asset and lease liability (Tables)	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee Abstract
Disclosure of movement in the right-of-use asset related to corporate office space lease agreement [Table Text Block]
	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	589	—
Recognition of office space lease agreement entered into during the year	—	624
Depreciation expense for the year	(104)	(35)
Balance, end of year	485	589

Disclosure of movement in the lease liability related to corporate office space lease agreement [Table Text Block]
	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	597	—
Recognition of office space lease agreement entered into during the year	—	624
Lease payments made during the year	(117)	(39)
Interest expense	35	12
Total lease liability	515	597

Less: current lease liability	(94)	(83)

Total non-current lease liability	421	514